Concentrations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Concentrations (Tables) [Line Items]
Schedule of Customer and Supplier Revenues

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three and nine months ended June 30, 2023 and 2022.

	Three Months Ended June 30,		Nine Months Ended June 30,
Customer	2023	2022	2023	2022
A – related party	92.1%	93.2%	88.8%	93.7%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the three and nine months ended June 30, 2023 and 2022.

	Three Months Ended June 30,		Nine Months Ended June 30,
Supplier	2023	2022	2023	2022
A – related party	87.1%	89.3%	86.7%	87.7%
The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2022 and 2021.
	Years Ended September 30,
Customer	2022	2021
A – related party	89.2%	99.5%
	Years Ended September 30,
Supplier	2022	2021
A – related party	85.2%	97.6%